SHARE-BASED COMPENSATION - Inputs to the model used for 2021 Plan (Details)	Dec. 31, 2021 RUB (₽) Y	Dec. 31, 2021 USD ($) Y $ / shares	Dec. 31, 2020 RUB (₽)
SHARE-BASED COMPENSATION
Fair value of the RSUs at the grant date, USD | ₽	₽ 932
Restricted Stock Units Plan 2021 [Member] | Directors
SHARE-BASED COMPENSATION
Fair value of the RSUs at the grant date, USD | $		$ 14.89
Fair value per ordinary share		$ 17.62
Exercise price, USD		$ 0
Expected annual volatility	50.90%	50.90%
Expected term, years | Y	2.38	2.38
Dividend yield	0.00%	0.00%